Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance
Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT American Funds Asset Allocation Fund, NVIT American
Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT
American Funds Growth Fund, NVIT American Funds Growth-Income
Fund, NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large
Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund,
NVIT Blackrock Managed Global Allocation Fund, NVIT
BlueprintSM Aggressive Fund, NVIT BlueprintSM Balanced Fund,
NVIT BlueprintSM Capital Appreciation Fund, NVIT BlueprintSM Conservative Fund, NVIT BlueprintSM Managed Growth & Income Fund,
NVIT BlueprintSM Managed Growth Fund, NVIT BlueprintSM Moderate
Fund, NVIT BlueprintSM Moderately Aggressive Fund, NVIT
BlueprintSM Moderately Conservative Fund, NVIT BNY Mellon Core
Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY
Mellon Dynamic U.S. Equity Income Fund, NVIT Bond Index Fund,
NVIT Calvert Equity Fund, NVIT Columbia Overseas Value Fund,
NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical
Fund, NVIT Emerging Markets Fund, NVIT Federated High Income
Bond Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT
GS International Equity Insights Fund, NVIT GS Large Cap Equity
Fund, NVIT GS Small Cap Equity Insights Fund, NVIT International
Equity Fund, NVIT International Index Fund, NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Balanced Fund, NVITInvestor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT iShares Fixed Income ETF Fund, NVIT iShares Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan MozaicSM Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap
Growth Fund, NVIT Loomis Short Term Bond Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Managed American Funds
Growth-Income Fund, NVIT Mid Cap Index Fund, NVIT Multi-Manager
Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund,
NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT NS Partners International Focused Growth Fund,
NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Small Cap
Index Fund and NVIT U.S. 130/30 Equity Fund

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable Insurance
Trust as listed in Appendix A (hereafter referred to as the "Funds") as of and for the periods ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024

Appendix A

NVIT Allspring Discovery Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Blackrock Managed Global Allocation Fund
NVIT BlueprintSM Aggressive Fund
NVIT BlueprintSM Balanced Fund
NVIT BlueprintSM Capital Appreciation Fund
NVIT BlueprintSM Conservative Fund
NVIT BlueprintSM Managed Growth & Income Fund
NVIT BlueprintSM Managed Growth Fund
NVIT BlueprintSM Moderate Fund
NVIT BlueprintSM Moderately Aggressive Fund
NVIT BlueprintSM Moderately Conservative Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT iShares Fixed Income ETF Fund
NVIT iShares Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT U.S. 130/30 Equity Fund